Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Income Tax [Line Items]
Income tax provision (benefit)	$ 593	$ (83)
Accrued income tax provision	1,400
Unrecognized tax benefits	$ 0		$ 0
Earliest Tax Year
Income Tax [Line Items]
Income tax examination year	2014
Latest Tax Year
Income Tax [Line Items]
Income tax examination year	2018